Contingent Liabilities, Commitments, and Other Financial Obligations (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Detailed Information About Other Financial Obligations
Other financial obligations as of December 31, 2022, are as follows:

December 31, 2022

€ thousand	up to 1 year	1 to 5 years	>5 years	Total
Incidental rental costs	381	2,438	2,480	5,299
Software and licenses	1,012	1,117	0	2,129
Other	262	0	0	262
Total	1,655	3,555	2,480	7,690

Summary of Detailed Information About Financial Obligations From Outstanding Purchase Order
In addition, there are financial obligations from outstanding purchase orders for intangible assets and Property, plant and equipment in the following amounts:

€ thousand	December 31, 2022
Intangible assets	14
Property, plant and equipment	1,258
Total	1,272